Fair Value Measurements (Details) - Schedule of Change in the Fair Value Measurement Using Significant Inputs - Level 3 [Member] - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023
Predecessor [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance	$ 320,117		$ 610,381
Loss (Reclassification) on revaluation of warrant liability to equity	320,117		36,657
Balance			$ 647,038
Successor [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance		4,900,000
Loss (Reclassification) on revaluation of warrant liability to equity		(1,800,000)
Balance	$ 4,900,000	$ 3,100,000